Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash flows from operating activities
Profit after tax	[1]	€ 5,964	€ 1,708	€ 5,376
Adjustments to reconcile profit after tax to net cash flow from operating activities:
(Profit) loss after tax from discontinued operations		(2,363)	1,359	1,447
Depreciation and amortization		1,373	1,569	1,537
Share-based payment expenses		2,220	1,431	1,335
Income tax expense		1,741	1,446	1,682
Financial income, net		456	1,389	(2,178)
Decrease/increase in allowances on trade receivables		(10)	77	(9)
Other adjustments for non-cash items		23	(175)	15
Decrease/increase in trade and other receivables		(393)	196	497
Decrease/increase in other assets		(700)	(1,213)	(645)
Increase/decrease in trade payables, provisions, and other liabilities		633	154	429
Increase/decrease in contract liabilities		443	643	(59)
Share-based payments		(1,091)	(1,180)	(1,056)
Interest paid		(393)	(244)	(198)
Interest received		469	156	56
Income taxes paid, net of refunds		(2,161)	(1,642)	(2,047)
Net cash flows from operating activities - continuing operations		6,210	5,675	6,182
Net cash flows from operating activities - discontinued operations		122	(29)	41
Net cash flows from operating activities		6,332	5,647	6,223
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired		(1,168)	(679)	(1,032)
Proceeds from sales of subsidiaries or other businesses		0	(289)	72
Cash flows from derivative financial instruments related to the sale of subsidiaries or businesses		(91)	0	0
Purchase of intangible assets and property, plant, and equipment		(785)	(877)	(701)
Proceeds from sales of intangible assets or property, plant, and equipment		99	95	89
Purchase of equity or debt instruments of other entities		(3,566)	(2,320)	(4,368)
Proceeds from sales of equity or debt instruments of other entities		907	4,190	3,229
Net cash flows from investing activities - continuing operations		(4,603)	699	(2,856)
Net cash flows from investing activities - discontinued operations		5,510	(32)	(208)
Net cash flows from investing activities	[1]	906	667	(3,063)
Net cash flows from financing activities
Dividends paid		(2,395)	(2,865)	(2,182)
Dividends paid on non-controlling interests		(13)	(12)	(54)
Purchase of treasury shares		(949)	(1,500)	0
Proceeds from borrowings		13	158	1,680
Repayments of borrowings		(4,081)	(1,445)	(1,952)
Payments of lease liabilities		(332)	(410)	(375)
Transactions with non-controlling interests		0	0	(2)
Net cash flows from financing activities - continuing operations		(7,758)	(6,074)	(2,885)
Net cash flows from financing activities - discontinued operations		24	(263)	2,828
Net cash flows from financing activities		(7,734)	(6,337)	(56)
Effect of foreign currency rates on cash and cash equivalents		(388)	134	484
Net decrease/increase in cash and cash equivalents		(883)	109	3,587
Cash and cash equivalents at the beginning of the period		9,008	8,898	5,311
Cash and cash equivalents at the end of the period		€ 8,124	€ 9,008	€ 8,898

[1]	From continuing and discontinued operations